Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Capital Management [Abstract]
Capital adequacy assessment

ING Group capital position according to CRR II / CRD V
in EUR million	2024	2023
Shareholders’ equity [1]	50,314	51,240
- Interim profits not included in CET1 capital	-2,152	-2,504
- Other adjustments	-2,902	-1,880
Regulatory adjustments	-5,054	-4,384
Available common equity Tier 1 capital	45,260	46,856

Additional Tier 1 securities	7,965	6,983
Regulatory adjustments additional Tier 1	66	59
Available Tier 1 capital	53,291	53,898

Supplementary capital Tier 2 bonds [2]	9,852	9,115
Regulatory adjustments Tier 2	50	40
Available Total capital	63,194	63,052

Risk weighted assets	333,708	319,169

Common equity Tier 1 ratio	13.6%	14.7%
Tier 1 ratio	16.0%	16.9%
Total capital ratio	18.9%	19.8%
[1]Shareholders’ equity is determined in accordance with IFRS-EU.
[2]All T2 securities are CRR/CRD V-compliant for 2024.